Joint Arrangements - Husky Midstream Limited Partnership (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Cash and cash equivalents (note 4)	$ 1,775	$ 2,866	$ 2,513
Results of Operations
Revenues	19,983	22,252
Expenses	21,978	20,157
Proportionate share of net loss	(1,370)	1,457
Equity	17,296	19,614
Balance Sheets
Current assets	4,938	5,688
Non-current assets	28,184	29,537
Current liabilities	4,636	4,994
Total Assets	33,122	35,225
Carrying amount in balance sheet	1,182	1,319
Husky Midstream Limited Partnership
Disclosure of joint ventures [line items]
Cash and cash equivalents (note 4)	86	16
Results of Operations
Revenues	316	296
Expenses	(228)	(177)
Proportionate share of net loss	$ 88	$ 119
Share of equity investment	35.00%	35.00%
Equity	$ 9	$ 18
Balance Sheets
Current assets	171	115
Non-current assets	3,031	2,849
Current liabilities	(163)	(153)
Non-current liabilities	(1,059)	(825)
Total Assets	$ 1,980	$ 1,986
Proportion Of Net Assets In Joint Venture	35.00%	35.00%
Carrying amount in balance sheet	$ 666	$ 669
Power Assets Holding Ltd. | Husky Midstream Limited Partnership
Results of Operations
Share of equity investment	48.75%
Cheung Kong Infrastructure Holdings Ltd. | Husky Midstream Limited Partnership
Results of Operations
Share of equity investment	16.25%